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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21806

Asset Allocation Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Asset Allocation Trust, for the quarter ended September 30, 2009. This series has December 31 fiscal year end.

Date of reporting period: September 30, 2009

Item 1 – Schedule of Investments

ASSET ALLOCATION TRUST
SCHEDULE OF INVESTMENTS

September 30, 2009 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 2.7%
FIXED-RATE 0.1%
Daimler Chrysler Auto Trust, Ser. 2008-B, Class A4A, 5.32%, 11/10/2014	$3,000,000	$3,194,584
Dominos Pizza Master Issuer, LLC, Ser. 2007-1, Class A2, 5.26%, 04/25/2037 144A	5,900,000	4,602,000
Toll Road Investment Part II:
0.00%, 02/15/2030 144A ¤	300,000	54,567
0.00%, 02/15/2037 144A ¤	4,200,000	424,872

		8,276,023

FLOATING-RATE 2.6%
ACAS Business Loan Trust, Ser. 2007-1A, Class C, 0.58%, 08/16/2019	2,436,059	1,900,126
ACAS Credit CDO, Ser. 2007-1A, Class A, 1.21%, 11/23/2052 144A	1,500,000	120,000
Accredited Mtge. Loan Trust:
Ser. 2004-4, Class A1B, 0.64%, 01/25/2035	104,471	72,999
Ser. 2007-1, Class A1, 0.30%, 02/25/2037	403,489	377,594
ACE Securities Corp. Home Equity Loan Trust:
Ser. 2005-ASAP1, Class A2C, 0.52%, 09/25/2035	48,217	46,529
Ser. 2005-SD1, Class A1, 0.65%, 11/25/2050	25,064	21,304
Ser. 2006-ASL1, Class A, 0.43%, 10/25/2036	2,800,000	728,000
Ser. 2006-ASL3, Class A2, 0.39%, 02/25/2036	349,370	49,785
Ser. 2006-ASP2, Class A2C, 0.43%, 03/25/2036	900,000	378,000
Ser. 2006-HE2, Class A, 0.41%, 05/25/2036	1,600,000	528,000
Ser. 2006-OP1, Class A, 0.40%, 04/25/2036	1,100,000	429,000
Ser. 2006-SL1, Class A, 0.41%, 09/25/2035	588,884	64,777
Ser. 2006-SL3:
Class A2, 0.42%, 06/25/2036	1,418,958	31,927
Class C, 0.35%, 06/25/2036	1,219,620	45,736
Ser. 2007-ASL1, Class CL, 0.44%, 12/25/2036	474,118	24,891
Ser. 2007-HE1, Class A, 0.34%, 01/25/2037	1,390,846	660,652
Ser. 2007-WM1, Class A, 0.32%, 11/25/2036	1,123,735	533,774
ACE Securities Corp.:
Ser. 2006-ASP4, Class C, 0.35%, 08/25/2036	1,062,417	796,813
Ser. 2006-CW1, Class C, 0.35%, 07/25/2036	2,422,938	1,817,204
Ser. 2006-SL4, Class C, 0.37%, 09/25/2036	104,572	10,457
AESOP Funding II, LLC:
Ser. 2005-1A, Class A3, 0.37%, 04/20/2011 144A	1,200,000	1,190,340
Ser. 2006-1A, Class A, 0.47%, 03/20/2012 144A	700,000	680,106
AICCO Premium Finance Master Trust, Ser. 2007-A, Class A1, 0.29%, 12/15/2011 144A	4,800,000	4,632,000
Aircraft Finance Trust, Ser. 1999-1, Class A1, 0.72%, 05/15/2024	2,100,000	672,000
Alliance Bancorp Trust, Ser. 2007-S1, Class A11, 0.45%, 05/25/2037 144A	1,377,837	144,673
AmeriCredit Automobile Receivables Trust:
Ser. 2007-AX, Class A4, 0.29%, 10/06/2013	3,400,000	3,264,000
Ser. 2007-BF, Class A4, 0.30%, 12/06/2013	1,900,000	1,782,392
Ser. 2007-DF, Class A4B, 1.05%, 06/06/2014	1,900,000	1,686,077
AmeriCredit Prime Automobile Receivables Trust, Ser. 2007-2M, Class A4B, 0.75%, 03/08/2016	3,900,000	3,581,992
Ameriquest Mtge. Securities, Inc.:
Ser. 2004-R6, Class A1, 0.46%, 07/25/2034	1,058,818	489,015
Ser. 2004-X1, Class A14, 0.58%, 03/25/2034 144A	96,020	62,413
Archimedes Funding IV (Cayman), Ltd., Ser. 4A, Class A1, 0.87%, 02/25/2013 144A	239,969	220,772
Argent Securities, Inc.:
Ser. 2004-W8, Class A5, 0.77%, 05/25/2034	391,426	305,312
Ser. 2006-M1, Class A2C, 0.40%, 07/25/2036	9,700,000	1,994,562
Ser. 2006-M2, Class A2B, 0.36%, 09/25/2036	1,987,144	1,192,287
Ser. 2006-W2, Class 2AB, 0.44%, 03/25/2036	1,664,075	1,031,727
Ser. 2006-W5, Class A2C, 0.40%, 06/25/2036	1,600,000	528,000
Arran Corp. Loans No. 1 BV, Ser. 2006-1A, Class A3, 0.46%, 06/20/2025 144A	2,525,255	2,406,489
Asset Backed Funding Cert.:
Ser. 2006-OPT2, Class A3C, 0.40%, 10/25/2036	1,800,000	708,120
Ser. 2007-NC1, Class A1, 0.47%, 05/25/2037 144A	3,840,902	2,587,616

1

ASSET ALLOCATION TRUST
SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES continued
FLOATING-RATE continued
Augusta Funding, Ltd., 0.85%, 06/30/2017 144A + ☐	$2,646,154	$2,207,998
Bayview Financial Acquisition Trust:
Ser. 2004-B:
Class A1, 1.25%, 05/28/2039 144A	729,287	528,004
Class A2, 1.55%, 05/28/2039 144A	810,319	486,192
Ser. 2005-A, Class A1, 1.25%, 02/28/2040	1,871,821	900,159
Bear Stearns Asset Backed Securities, Inc., Ser. 2007-AQ1:
Class A1, 0.36%, 11/25/2036	854,380	562,053
Class A2, 0.45%, 11/25/2036	1,500,000	295,935
BMW Vehicle Lease Trust, Ser. 2007-1, Class A3B, 0.48%, 08/15/2013	1,509,465	1,509,195
Cabela’s Master Credit Card Trust, Ser. 2008-4A, Class A2, 3.24%, 09/15/2014 144A	4,700,000	4,832,678
Capital Auto Receivable Asset Trust:
Ser. 2007-2, Class A4B, 0.64%, 02/18/2014	3,700,000	3,689,825
Ser. 2007-8, Class M2, 0.34%, 02/15/2011	1,300,000	1,261,000
Ser. 2008-1, Class A4B, 1.59%, 07/15/2014	700,000	668,500
Capital One Auto Finance Trust, Ser. 2007-A, Class A4, 0.26%, 11/15/2013	2,000,000	1,893,584
Capitalsource Comml. Loan Trust:
Ser. 2006-1 Class A, 0.37%, 08/22/2016	417,236	390,116
Ser. 2007-1 Class A, 0.38%, 03/20/2017	889,774	734,064
Carmax Auto Owner Trust, Ser. 2008-2, Class A4B, 1.89%, 08/15/2013	3,800,000	3,859,360
Carrington Mtge. Loan Trust, Ser. 2007-FRE1, Class A2, 0.45%, 02/25/2037	4,700,000	2,031,938
Cendant Timeshare Receivables Funding, LLC:
Ser. 2004-1, Class A2, 0.43%, 05/20/2016 144A	107,004	94,471
Ser. 2005-1, Class A2, 0.43%, 05/20/2017 144A	374,647	345,612
Centex Home Equity, Ser. 2006-A, Class AV3, 0.41%, 06/25/2036	1,900,000	1,487,624
Charming Shoppes Master Trust, Ser. 2007-1A, Class A1, 1.49%, 09/15/2017 144A	5,400,000	5,000,596
Chase Funding Mtge. Loan Trust, Ser. 2003-3, Class 2A2, 0.79%, 04/25/2033	33,262	19,895
Citibank OMNI Master Trust, Ser. 2007-A9, Class A9, 1.44%, 12/23/2013 144A	4,850,000	4,840,057
Citigroup Mtge. Loan Trust, Inc.:
Ser. 2003-HE3, Class A3, 0.63%, 12/25/2033	342,663	197,031
Ser. 2004-OPT1, Class A1B, 0.66%, 10/25/2034	18,236	8,480
Ser. 2006-HE3, Class A2C, 0.41%, 12/25/2036	1,600,000	403,648
Ser. 2006-WFH4, Class A3, 0.40%, 11/25/2036	800,000	330,400
CLI Funding, LLC, Ser. 2006-1A, Class A, 0.42%, 08/18/2021 144A	627,754	477,093
CNH Equipment Trust:
Ser. 2007-B, Class A3B, 0.84%, 10/17/2011	1,122,619	1,122,959
Ser. 2008-A, Class A4B, 2.19%, 08/15/2014	1,700,000	1,717,000
College Loan Corp. Trust:
Ser. 2006-1, Class A2, 0.52%, 04/25/2022	1,500,000	1,496,700
Ser. 2007-1, Class A1, 0.51%, 01/25/2023	1,184,000	1,178,790
Ser. 2007-2, Class A1, 0.75%, 01/25/2024	2,600,000	2,594,280
Countrywide Asset-Backed Cert., Ser. 2006-BC3, Class 2A2, 0.39%, 02/25/2037	5,200,000	2,886,000
Countrywide Home Equity Loan Trust, Ser. 2007-E, Class A, 0.39%, 06/15/2037	1,748,628	319,999
Credit-Based Asset Servicing & Securitization, Ser. 2006-RP1, Class A1, 0.36%, 04/25/2036 144A	374,408	355,688
Crest Exeter Street Solar, Ser. 2004-1A, Class A1, 0.63%, 06/28/2019 144A	1,765,231	1,059,138
Daimler Chrysler Auto Trust, Ser. 2008-B, Class A4B, 2.10%, 11/10/2014	2,100,000	2,068,710
Equity One ABS, Inc., Ser. 2004-1, Class AV2, 0.55%, 04/25/2034	58,989	25,955
First Franklin Mtge. Loan Asset Backed Cert.:
Ser. 2006-FF05, Class 2A3, 0.41%, 04/25/2036	1,500,000	660,000
Ser. 2006-FF18, Class A2A, 0.32%, 12/25/2037	183,507	179,952
Franklin Auto Trust, Ser. 2008-A, Class A4B, 2.20%, 05/20/2016	900,000	917,496
Fremont Home Loan Trust:
Ser. 2006-A, Class 1A2, 0.44%, 05/25/2036	525,286	305,979
Ser. 2006-B:
Class 2A2, 0.41%, 08/25/2036	2,800,000	896,000
Class 2A3, 0.35%, 08/25/2036	368,741	234,899

2

ASSET ALLOCATION TRUST
SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES continued
FLOATING-RATE continued
GE Capital Credit Card Master Note Trust:
Ser. 2005-1, Class A, 0.28%, 03/15/2013	$3,100,000	$3,088,113
Ser. 2007-3, Class A1, 0.25%, 06/15/2013	4,600,000	4,554,000
GE Equipment Midticket, LLC, Ser. 2007-1, Class A3B, 0.49%, 06/14/2011	3,887,672	3,877,953
GE Seaco Finance SRL, Ser. 2004-1A, Class A, 0.54%, 04/17/2019 144A	595,833	488,583
GMAC Mtge. Corp. Loan Trust, Ser. 2004-HE3, Class A3, 0.48%, 10/25/2034	834,840	405,059
Goal Capital Funding Trust:
Ser. 2006-1, Class A1, 0.39%, 08/25/2020	549,619	548,270
Ser. 2007-1, Class A1, 0.31%, 06/25/2021	357,955	352,585
GreenPoint Home Equity Loan Trust:
Ser. 2004-1, Class A, 0.71%, 07/25/2029	54,836	23,632
Ser. 2004-4, Class A, 0.80%, 08/15/2030	64,095	30,838
GreenPoint Mtge. Funding Trust, Ser. 2005-HE4, Class 2A3C, 0.50%, 07/25/2030	183,568	170,087
GSC Partners CDO Fund, Ltd.:
Ser. 2003-4A, Class A3, 0.97%, 12/16/2015 144A	1,062,895	914,090
Ser. 2A, Class A, 1.76%, 05/22/2013 144A	664,303	531,442
Guggenheim Structured Real Estate Funding, Ser. 2005-2A, Class A, 0.57%, 08/26/2030 144A	3,373,897	1,180,864
Henderson Receivables, LLC:
Ser. 2006-3A, Class A1, 0.44%, 09/15/2041 144A	1,664,141	1,285,216
Ser. 2006-4A, Class A1, 0.44%, 12/15/2041 144A	2,405,198	1,872,326
Hertz Vehicle Financing, LLC:
Ser. 2005-2A, Class A3, 0.45%, 02/25/2011 144A	166,667	165,985
Ser. 2005-2, Class A5, 0.50%, 11/25/2011 144A	1,000,000	979,050
Household Credit Card Master Note Trust I:
Ser. 2007-1, Class A, 0.29%, 04/15/2013	5,700,000	5,660,812
Ser. 2007-2, Class A, 0.79%, 07/15/2013	2,600,000	2,577,250
Household Home Equity Loan Trust:
Ser. 2005-2, Class A2, 0.56%, 01/20/2035	564,086	447,567
Ser. 2005-3, Class A2, 0.54%, 01/20/2035	537,945	426,321
Ser. 2006-1, Class A1, 0.41%, 01/20/2036	1,299,328	1,081,691
JPMorgan Mtge. Acquisition Corp., Ser. 2006-WMC4, Class A3, 0.37%, 12/25/2036	4,300,000	1,212,979
Lehman ABS Corp., Ser. 2004-2, Class A, 0.69%, 06/25/2034	130,974	52,390
Marathon Real Estate CDO, Ser. 2006-1A, Class A1, 0.58%, 05/25/2046 144A	4,700,000	2,444,000
Master Second Lien Trust, Ser. 2006-1, Class A, 0.41%, 03/25/2036	1,007,899	35,780
MASTR Asset-Backed Securities Trust:
Ser. 2005-FRE1, Class A4, 0.50%, 10/25/2035	507,539	465,667
Ser. 2006-AM3, Class A2, 0.38%, 10/25/2036	767,066	719,124
Ser. 2006-FRE2, Class A4, 0.40%, 03/25/2036	2,900,000	1,092,952
Ser. 2006-HE2, Class A3, 0.40%, 06/25/2036	1,600,000	468,496
Ser. 2006-HE3, Class A3, 0.40%, 08/25/2036	3,400,000	1,054,000
Ser. 2006-NC3, Class A4, 0.41%, 10/25/2036	2,000,000	580,000
Ser. 2006-WCM1, Class A1, 0.36%, 02/25/2036	139,212	138,777
Merrill Auto Trust Securitization:
Ser. 2007-1, Class A4, 0.30%, 12/15/2013	500,000	492,500
Ser. 2008-1, Class A4, 2.44%, 04/15/2015	1,000,000	1,012,500
Merrill Lynch Mtge. Investors, Ser. 2007-HE2, Class A2A, 0.37%, 02/25/2037	1,178,085	593,519
Merrill Lynch Mtge. Trust, Ser. 2006-C1, Class A2, 0.53%, 01/25/2047	326,298	198,683
Montana Higher Education Student Assistance Corp., Ser. 2005-1, Class A, 0.33%, 06/20/2015	361,155	359,349
Morgan Stanley ABS Capital I:
Ser. 2004-SD1, Class A, 0.65%, 08/25/2034	390,248	257,564
Ser. 2007-HE4, Class A2C, 0.48%, 02/25/2037	3,600,000	1,116,000
Morgan Stanley ACES SPC:
Ser. 2004-15:
Class A, 0.94%, 12/20/2009 144A	2,400,000	2,271,600
Class I, 0.74%, 12/20/2009	1,000,000	952,500

3

ASSET ALLOCATION TRUST
SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES continued
FLOATING-RATE continued
Morgan Stanley ACES SPC:
Ser. 2005-10:
Class A, 0.74%, 03/20/2010 144A	$2,700,000	$2,543,400
Class B, 0.81%, 03/20/2010 144A	3,000,000	2,778,000
Ser. 2005-15, Class A, 0.69%, 12/20/2010 144A	4,700,000	4,262,900
Ser. 2006-13, Class A, 0.58%, 06/20/2013 144A	5,200,000	3,580,200
Morgan Stanley Home Equity Loans, Ser. 2007-2, Class A1, 0.35%, 04/25/2037	1,156,240	913,430
Morgan Stanley IXIS Real Estate Capital Trust, Ser. 2006-2, Class A3, 0.40%, 11/25/2036	1,100,000	341,000
National City Credit Card Master Trust, Ser. 2008-3, Class A, 2.04%, 05/15/2013	5,100,000	4,985,250
National Collegiate Student Loan Trust:
Ser. 2005-2, Class A2, 0.40%, 02/25/2026	528,786	503,901
Ser. 2006-1, Class A2, 0.39%, 08/25/2023	1,003,470	968,349
Ser. 2006-A, Class A1, 0.33%, 08/26/2019 144A	656,041	652,761
NationStar Home Equity Loan Trust, Ser. 2006-B, Class AV3, 0.42%, 09/25/2036	1,000,000	410,000
Nelnet Student Loan Trust, Ser. 2005-2, Class A4, 0.37%, 12/23/2019	1,100,000	1,078,121
Nissan Auto Lease Trust, Ser. 2008-A, Class A3B, 2.44%, 07/15/2011	3,500,000	3,543,750
Nomura Home Equity Loan, Inc., Ser. 2006-HE3, Class 2A2, 0.40%, 07/25/2036	900,000	267,047
Paragon CDO, Ltd., Ser. 2004-A1, Class A, 1.16%, 10/20/2044 + 144A	1,700,000	51,000
People’s Choice Home Loan Securities Trust, Ser. 2005-4, Class 1A2, 0.51%, 12/25/2035	1,031,234	659,849
Prism Orso Trust, Ser. 2004-MAPL, Class CERT, 0.99%, 08/01/2011 144A	2,600,000	2,301,520
Residential Asset Mtge. Products, Inc.:
Ser. 2005-RS8, Class A2, 0.54%, 10/25/2033	338,341	291,110
Ser. 2005-RS9, Class A13, 0.47%, 11/25/2035	2,608,506	1,552,061
Ser. 2006-SP1, Class A2, 0.44%, 09/25/2045	1,214,874	944,686
Residential Asset Securities Corp., Ser. 2007-KS3, Class AI1, 0.36%, 04/25/2037	689,546	613,414
Residential Funding Mtge. Securities II, Ser. 2003-HS1, Class AII, 0.54%, 12/25/2032	27,948	12,157
Salisbury International Investments, Ltd., 0.71%, 06/22/2010	4,700,000	3,955,990
Santander Drive Auto Receivables Trust:
Ser. 2007-1, Class A4, 0.29%, 09/15/2014	3,384,524	3,270,101
Ser. 2007-3, Class A4, 0.89%, 10/15/2014	3,900,000	3,641,771
Saxon Asset Securities Trust:
Ser. 2004-1, Class A, 0.79%, 03/25/2035	26,092	11,680
Ser. 2006-3, Class A2, 0.36%, 10/25/2046	800,000	680,000
SBI Heloc Trust, Ser. 2001-1, Class A, 0.44%, 11/25/2035	733,760	379,327
Securitized Asset Backed Receivables, LLC:
Ser. 2006-HE1, Class A2, 0.41%, 07/25/2036	800,000	272,000
Ser. 2006-NC1, Class A2, 0.41%, 03/25/2036	523,205	431,644
Security National Mtge. Loan Trust, Ser. 2006-2A, Class A1, 0.54%, 10/25/2036 144A	517,319	409,717
Sierra Receivables Funding Co., Ser. 2006-1A, Class A2, 0.40%, 05/20/2018 144A	585,638	489,723
Sierra Timeshare:
Ser. 2007-1A, Class A2, 0.40%, 03/20/2019	457,454	407,134
Ser. 2007-2A, Class A2, 1.25%, 09/20/2019	2,098,790	1,430,888
Ser. 2008-1A, Class A2, 4.25%, 02/20/2020	496,593	486,661
SLM Student Loan Trust:
Ser. 2007-A, Class A1, 0.26%, 12/16/2013	1,700,000	1,695,219
Ser. 2007-B, Class A1, 0.33%, 09/15/2022	1,267,562	1,164,573
Specialty Underwriting & Residential Finance, Ser. 2006-BC3, Class A2C, 0.40%, 06/25/2037	2,200,000	647,680
Structured Asset Investment Loan Trust, Ser. 2006-1, Class A3, 0.45%, 01/25/2036	1,254,249	727,464
Structured Asset Securities Corp., Ser. 2005-S6, Class A2, 0.54%, 11/25/2035	747,413	156,957
TCE Securities Corp., Ser. 2006-HE3, Class A2B, 0.34%, 06/25/2036	956,130	717,097
Textron Financial Floorplan Master Note, Ser. 2007-A, Class A, 0.30%, 03/13/2012 144A	2,400,000	2,052,000
The Money Store Business Loan Backed Trust, Ser. 1999-1, Class AN, 0.74%, 09/15/2017	36,110	30,693
TIB Card Receivables Fund, 0.83%, 01/05/2014 144A	2,480,427	2,108,363
Triad Auto Receivables Owner Trust, Ser. 2007-B, Class A4B, 1.44%, 07/14/2014	7,200,000	7,018,056

4

ASSET ALLOCATION TRUST
SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES continued
FLOATING-RATE continued
Wachovia Asset Securitization, Inc.:
Ser. 2002-HE1, Class A, 0.62%, 09/27/2032	$239,320	$128,645
Ser. 2004-HE1, Class A, 0.47%, 06/25/2034	235,528	121,801
Wachovia Auto Owner Trust, Ser. 2008-A, Class A4B, 1.40%, 03/20/2014	1,300,000	1,309,874
World Financial Network Credit Card Master Trust, Ser. 2006-A, Class A, 0.37%, 02/15/2017 144A	1,500,000	1,354,770
World Omni Auto Receivables Trust, Ser. 2007-A, Class A4, 0.24%, 11/15/2012	3,529,289	3,497,801
Yale Mtge. Loan Trust, Ser. 2007-1, Class A, 0.65%, 06/25/2037	1,917,480	465,948

		213,370,111

Total Asset-Backed Securities (cost $217,345,694)		221,646,134

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.2%
FIXED-RATE 0.0%
G-Force, LLC, Ser. 2005-RR2, Class A2, 5.16%, 12/25/2039 144A	2,109,914	1,097,155

FLOATING-RATE 0.2%
Bayview Comml. Asset Trust:
Ser. 2004-1, Class A, 0.61%, 04/25/2034	364,026	260,319
Ser. 2004-3, Class A1, 0.62%, 01/25/2035 144A	485,185	325,074
Ser. 2005-4, Class A2, 0.64%, 01/25/2036 144A	1,644,265	1,068,773
Ser. 2007-3, Class A1, 0.49%, 07/25/2037 144A	1,029,087	638,034
Citigroup/Deutsche Bank Comml. Mtge., Ser. 2005-CD1, Class A2FL, 0.36%, 07/15/2044	2,800,000	2,128,000
CNL Comml. Mtge. Loan Trust, Ser. 2003-2, Class A1, 0.69%, 10/25/2030 144A	347,703	226,007
Comml. Mtge. Pass-Through Cert., Ser. 2006-FL12, Class AJ, 0.37%, 12/15/2020 144A	5,100,000	2,726,970
GE Business Loan Trust:
Ser. 2004-1, Class A, 0.53%, 05/15/2032 144A	428,490	295,658
Ser. 2005-2, Class A, 0.48%, 11/15/2033	842,671	522,456
Greenwich Capital Comml. Funding Corp., Ser. 2006-FL4A, Class A1, 0.34%, 11/05/2021 144A	449,773	395,800
GS Mtge. Securities Corp., Ser. 2007-EOP:
Class A1, 0.34%, 03/06/2020 144A	761,359	700,451
Class A2, 0.38%, 03/06/2020 144A	800,000	720,000
JPMorgan Chase Comml. Mtge. Securities Corp., Ser. 2006-FL1, Class A1B, 0.36%, 02/15/2020 144A	869,866	695,341
Lehman Brothers Small Balance Comml.:
Ser. 2006-LLFA, Class A11, 0.32%, 09/15/2021 144A	489,646	418,648
Ser. 2007-2A, Class 1A1, 0.37%, 06/25/2037 144A	28,771	21,578
Ser. 2007-3A:
Class 1A1, 0.90%, 10/25/2037 144A	442,248	384,756
Class A21, 1.10%, 10/25/2037 144A	3,300,000	2,079,000
Structured Asset Securities Corp.:
Ser. 2005-1, Class 1A, 0.50%, 02/25/2030	1,152,170	714,345
Ser. 2005-2, Class 1A, 0.50%, 09/25/2030 144A	939,094	563,456
Wachovia Bank Comml. Mtge. Trust, Ser. 2006-WHL7, Class, 0.33%, 09/15/2021	3,718,468	2,974,775

		17,859,441

Total Commercial Mortgage-Backed Securities (cost $21,453,268)		18,956,596

CORPORATE BONDS 0.0%
FINANCIALS 0.0%
Real Estate Investment Trusts (REITs) 0.0%
HCP, Inc., 5.63%, 02/28/2013 (cost $1,171,396)	1,290,000	1,290,000

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.4%
FLOATING-RATE 0.4%
Aire Valley Mtge.:
Ser. 2006-1, Class A1, 0.40%, 09/20/2066 144A	2,325,003	1,278,752
Ser. 2007-1A, Class A2, 0.38%, 03/20/2030 144A	1,800,000	1,314,000
Arms II, Ser. G3, Class A1A, 0.74%, 01/10/2035	457,733	400,516
Bear Stearns Mtge. Funding Trust, Ser. 2007-SL2, Class 1A, 0.41%, 02/25/2037	856,327	79,242
Brunel Residential Mtge., Ser. 2007-1A, Class A4C, 0.61%, 01/13/2039 144A	4,300,000	4,052,750

5

ASSET ALLOCATION TRUST
SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE continued
Chevy Chase Funding, LLC:
Ser. 2003-4A, Class A1, 0.59%, 10/25/2034 144A	$65,238	$33,924
Ser. 2004-1, Class A2, 0.58%, 01/25/2035 144A	145,515	69,847
Ser. 2004-3, Class A2, 0.55%, 08/25/2035 144A	82,421	39,562
Crusade Global Trust:
Ser. 2006-1, Class A1, 0.57%, 07/20/2038	1,292,927	1,216,232
Ser. 2007-1, Class A1, 0.57%, 04/19/2038	1,640,672	1,505,894
Gracechurch Mtge. Funding plc, Ser. 1A, Class A2B, 0.58%, 10/11/2041	404,933	388,708
Granite Master Issuer plc:
Ser. 2004-3, Class A1, 0.43%, 09/20/2044	359,513	294,801
Ser. 2006-2, Class A4, 0.29%, 12/20/2054	689,841	565,669
Ser. 2006-3, Class A3, 0.29%, 12/20/2054	435,692	302,719
Interstar Millennium Trust:
Ser. 2003-5G, Class A2, 0.78%, 09/27/2035	324,860	276,430
Ser. 2004-2G, Class A, 0.70%, 03/14/2036	3,229,694	2,714,500
Ser. 2005-1G, Class A, 0.44%, 12/08/2036	624,683	527,151
Ser. 2006-2GA, Class A2, 0.46%, 05/27/2038	276,443	227,917
Kildare Securities, Ltd., Ser. 2007-A1, Class A2, 0.36%, 12/10/2043 144A	2,824,411	2,616,196
Leek Finance plc:
Ser. 14A, Class A2B, 0.47%, 09/21/2036 144A	75,411	73,903
Ser. 15A, Class AB, 0.43%, 03/21/2037 144A	443,269	407,807
Ser. 16A, Class A2, 0.45%, 09/21/2037 144A	332,590	285,217
Ser. 17A, Class A2B, 0.43%, 12/21/2037 144A	441,261	344,184
Medallion Trust:
Ser. 2005-1G, Class A1, 0.54%, 05/10/2036	393,622	372,478
Ser. 2006-1G, Class A1, 0.35%, 06/14/2037	1,076,536	983,607
Mellon Residential Funding Corp., Ser. 2004-TBC1, Class A, 0.50%, 02/26/2034 144A	389,165	264,997
Morgan Stanley ACES SPC, Ser. 2004-15, Class I, 1.04%, 12/20/2009 144A	2,000,000	1,875,000
Paragon Mtge. plc:
Ser. 07A, Class A1A, 0.65%, 05/15/2034 144A	786,838	545,932
Ser. 12A, Class A2C, 0.55%, 11/15/2038 144A	1,586,018	890,232
Ser. 14A, Class A2C, 0.40%, 09/15/2039	1,072,091	561,840
Pendeford Master Issuer plc, Ser. 2007-1A, Class 3A, 0.56%, 02/12/2016 144A	4,200,000	3,990,000
Permanent Master Issuer plc:
Ser. 2006-1, Class 5A, 0.62%, 07/15/2033	3,300,000	3,025,704
Ser. 2007-1, Class 4A, 0.59%, 10/15/2033	1,200,000	1,151,028
Puma Finance, Ltd., Ser. G5, Class A1, 0.49%, 02/21/2038 144A	2,126,700	1,701,360
Superannuation Members Home Loans Global Fund:
Ser. 2007-1, Class A1, 0.36%, 06/12/2040	1,812,940	1,654,955
Ser. 6, Class A, 0.62%, 11/09/2035	104,856	92,892
Ser. 7, Class A1, 0.45%, 03/09/2036	186,100	176,263
Ser. 8, Class A1, 0.58%, 01/12/2037	214,370	185,543

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $36,256,154)		36,487,752

U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.0%
U.S. Department of Transportation, 6.00%, 12/07/2021 144A (cost $188,568)	200,000	194,540

YANKEE OBLIGATIONS – GOVERNMENT 0.1%
Belize Aid, FRN, 0.69%, 01/01/2014 + ☐	450,000	435,796
Caribbean Housing Finance, FRN, 0.94%, 03/30/2019 + ☐	4,779,391	4,471,722
Jamaica Aid, FRN, 0.58%, 10/01/2018 + ☐	1,838,977	1,705,575
Morocco Aid, FRN, 0.64%, 11/15/2014 + ☐	66,440	63,626
Peru Aid, FRN, 0.54%, 05/01/2014 + ☐	244,771	234,972
Zimbabwe Aid, FRN, 0.20%, 01/01/2012 + ☐	250,001	243,359

Total Yankee Obligations – Government (cost $7,243,464)		7,155,050

6

ASSET ALLOCATION TRUST
SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)
	Shares	Value

PREFERRED STOCKS 0.0%
FINANCIALS 0.0%
Diversified Financial Services 0.0%
Home Ownership Funding Corp., 1.00% 144A + ☐ †† (cost $158,808)	1,000	$90,000

MUTUAL FUND SHARES 95.9%
ASSET ALLOCATION 1.7%
GMO Special Situations Fund, Class VI ß	5,418,816	147,120,842

INTERNATIONAL EQUITY 29.8%
GMO Emerging Markets Fund, Class VI ß	55,036,022	643,921,458
GMO International Core Equity Fund, Class VI ß	39,250,888	1,074,689,306
GMO International Growth Equity Fund, Class IV ß	15,480,747	309,614,938
GMO International Intrinsic Value Fund, Class IV ß	14,513,374	306,377,333
GMO International Small Companies Fund, Class III ß	22,289,492	159,815,660

		2,494,418,695

INTERNATIONAL FIXED INCOME 0.8%
GMO Emerging Country Debt Fund, Class IV ß	7,883,436	65,984,360

U.S. EQUITY 32.7%
GMO Flexible Equities Fund, Class VI ß	7,898,925	154,897,910
GMO U.S. Core Equity Fund, Class VI ß	5,113,087	51,181,998
GMO U.S. Quality Equity Fund, Class VI ß	140,631,593	2,528,556,043

		2,734,635,951

U.S. FIXED INCOME 30.9%
GMO Alpha Only Fund, Class IV ß	81,855,809	401,912,021
GMO Asset Allocation Bond Fund , Class VI ß	17,263,938	450,243,513
GMO Domestic Bond Fund, Class VI ß	58,192,249	378,249,617
GMO Inflation Indexed Plus Bond Fund, Class VI ß	7,506,065	129,104,311
GMO Strategic Fixed Income Fund, Class VI ß	72,600,607	1,171,773,804
GMO U.S. Treasury Fund, Class IV ß	2,000,348	50,028,715

		2,581,311,981

Total Mutual Fund Shares (cost $8,289,398,271)		8,023,471,829

	Principal Amount	Value

TIME DEPOSIT 0.6%
State Street Bank Euro Time Deposit, 0.01%, 10/01/2009 (cost $49,177,124)	$49,177,124	49,177,124

Total Investments (cost $8,622,392,747) 99.9%		8,358,469,025
Other Assets and Liabilities 0.1%		4,976,422

Net Assets 100.0%		$8,363,445,447

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.

+	Security is deemed illiquid.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
††	The rate shown is the stated rate at the current period end.
ß	Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) is the investment advisor to Asset Allocation Trust and the underlying fund.

Summary of Abbreviations
ABS	Asset-Backed Securities
ACES	Adjustable Convertible Extendable Securities
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note
MASTR	Mortgage Asset Securitization Transactions, Inc.

7

ASSET ALLOCATION TRUST
SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)

On September 30, 2009, the aggregate cost of investments for federal income tax purposes was $9,062,969,309. The gross unrealized appreciation and depreciation on investments based on tax cost was $10,012,601 and $714,512,885, respectively, with a net unrealized depreciation of $704,500,284.

Valuation of investments

Investments in the underlying open-end mutual funds are valued at the net asset value per share as reported by the underlying funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Securities are valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Trust to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Valuation hierarchy

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Asset Allocation Trust’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including Asset Allocation Trust’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2009, the inputs used in valuing Asset Allocation Trust’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Preferred stocks	$0	$0	$90,000	$90,000
Mutual fund shares	7,721,453,077	302,018,752	0	8,023,471,829
Asset-backed securities	0	0	221,646,134	221,646,134
Mortgage-backed securities	0	0	55,444,348	55,444,348
Corporate debt securities	0	0	1,290,000	1,290,000
Debt securities issued by foreign governments	0	0	7,155,050	7,155,050
Debt securities issued by U.S. Treasury and U.S. government agencies	0	0	194,540	194,540
Short-term investments	0	49,177,124	0	49,177,124

	$7,721,453,077	$351,195,876	$285,820,072	$8,358,469,025

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Preferred stocks	Asset-backed securities	Mortgage- backed securities	Corporate debt securities	Debt securities issued by foreign governments	Debt securities issued by U.S. Treasury and U.S. Government agencies	Total

Balance as of January 1, 2009	$158,808	$327,641,604	$86,823,666	$1,191,315	$9,434,134	$211,750	$425,461,277
Realized gains or losses	0	4,226,093	1,265,559	0	(87,052)	0	5,404,600
Change in unrealized gains or losses	(68,808)	46,181,951	2,283,865	98,685	56,200	(17,210)	48,534,683
Net purchases (sales)	0	(156,403,514)	(34,928,742)	0	(2,248,232)	0	(193,580,488)
Transfers in and/or out of Level 3	0	0	0	0	0	0	0

Balance as of September 30, 2009	$90,000	$221,646,134	$55,444,348	$1,290,000	$7,155,050	$194,540	$285,820,072

Change in unrealized gains or losses included in earnings relating to securities still held at September 30, 2009	$(68,808)	$33,774,293	$1,007,129	$98,685	$39,342	$(17,210)	$34,833,431

8

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Asset Allocation Trust

By:	/s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: November 25, 2009

By:	/s/ Jeremy DePalma
Jeremy DePalma
Principal Financial Officer

Date: November 25, 2009